Consolidated balance sheet - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	CAD 1,089	CAD 1,016
Accounts receivable	2,522	2,075
Inventories	378	368
Assets held for sale	0	3,717
Other (Note 7)	691	908
Total Current Assets	4,680	8,084
Plant, Property and Equipment (Note 8)	57,277	54,475
Equity Investments (Note 9)	6,366	6,544
Regulatory Assets (Note 10)	1,376	1,322
Goodwill (Note 11)	13,084	13,958
Loan Receivable from Affiliate (Note 9)	919	0
Intangible and Other Assets (Note 12)	1,484	3,026
Restricted Investments	915	642
Total Assets	86,101	88,051
Current Liabilities
Notes payable (Note 13)	1,763	774
Accounts payable and other (Note 14)	4,057	3,861
Dividends payable	586	526
Accrued interest	605	595
Liabilities related to assets held for sale	0	86
Current portion of long-term debt (Note 17)	2,866	1,838
Total Current Liabilities	9,877	7,680
Regulatory Liabilities (Note 10)	4,321	2,121
Other Long-Term Liabilities (Note 15)	727	1,183
Deferred Income Tax Liabilities (Note 16)	5,403	7,662
Long-Term Debt (Note 17)	31,875	38,312
Junior Subordinated Notes (Note 18)	7,007	3,931
Total Liabilities	59,210	60,889
Common Units Subject to Rescission or Redemption (Note 19)	0	1,179
EQUITY
Common shares, no par value (Note 20)	21,167	20,099
Preferred shares (Note 21)	3,980	3,980
Additional paid-in capital	0	0
Retained earnings	1,623	1,138
Accumulated other comprehensive loss (Note 22)	(1,731)	(960)
Controlling Interests	25,039	24,257
Non-controlling interests (Note 19)	1,852	1,726
Total Equity	26,891	25,983
Total Liabilities and Equity	CAD 86,101	CAD 88,051